Share Purchases and Redemptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Basket
Equity [Abstract]
Minimum number of Baskets that can be purchased	1
Integral multiples that individual share holders use to redeem shares through authorized participant	200,000
Minimum number of Baskets that can be redeemed	1